Exhibit 99.1

Capital One Prime Auto Receivables Trust

Automobile Receivable - Backed Notes

Series 2006-1

MONTHLY DISTRIBUTION REPORT

Material terms, parties or abbreviations used herein may be found in the transaction documents filed as exhibits to the Form 8-K of the registrant and Capital One Prime Auto Receivables Trust 2006-1 as Co-Registrant, filed with the Securities and Exchange Commission (the Commission) on 3/10/2006.

		Payment Date:	01/16/2007
Servicer:	Capital One Auto Finance, Inc.	Prior Payment/Close Date:	12/15/2006
Seller:	Capital One Auto Receivables, LLC	Monthly Period Beginning:	12/01/2006
Depositor:	Capital One Auto Receivables, LLC	Monthly Period Ending:	12/31/2006
Indenture Trustee:	The Bank of New York	Record Date:	01/12/2007
Owner Trustee:	Wilmington Trust Company	Coupon Accrual Begin Date:	12/15/2006
Administrator:	Capital One Auto Finance, Inc.	Coupon Accrual End Date:	01/15/2007
Custodian:	Capital One Auto Finance, Inc.	Days of Interest for Period:	32
Guarantor:	Capital One Financial Corporation	Days in Collection Period:	31
		Months Seasoned:	10

Class	Original Note Balance	Opening Balance	Principal Payment	Accelerated Principal Payment	Optional Principal Payment Amount	Closing Balance	Days	Day Basis	Interest Rate	Calculated Interest	Interest Paid
			Per $1,000	Per $1,000	Per $1,000	Note Pool Factor				Per $1,000	Per $1,000
A1	$212,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	32	Actual/360	4.87200%	$0.00	$0.00
						0.0000				0.00	0.00
A2	$247,000,000.00	$194,474,665.42	$25,779,434.72	$0.00	$0.00	$168,695,230.70	30	30/360	5.04000%	$816,793.59	$816,793.59
			104.37			0.6830				3.31	3.31
A3	$365,000,000.00	$365,000,000.00	$0.00	$0.00	$0.00	$365,000,000.00	30	30/360	4.99000%	$1,517,791.67	$1,517,791.67
						1.0000				4.16	4.16
A4	$146,844,000.00	$146,844,000.00	$0.00	$0.00	$0.00	$146,844,000.00	30	30/360	5.01000%	$613,073.70	$613,073.70
						1.0000				4.18	4.18
B1	$29,156,000.00	$29,156,000.00	$0.00	$0.00	$0.00	$29,156,000.00	30	30/360	5.13000%	$124,641.90	$124,641.90
						1.0000				4.28	4.28
TOTAL	$1,000,000,000.00	$735,474,665.42	$25,779,434.72	$0.00	$0.00	$709,695,230.70				$3,072,300.86	$3,072,300.86
			25.78			0.7097					3.07

RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
Scheduled and Prepayment Principal Cash Received	25,797,956.99
Liquidation Proceeds Collected During Period	31,230.77
Receivables Repurchase Amounts	19,990.22
Interest Collected on Receivables	4,315,254.30
Return of Excess Deposit - Prefunding Account	—
Advances from the Reserve Fund	—
Release from Reserve Fund Account	527,456.47
Investment Earnings on Trust Accounts
Collection Account	116,794.94
Transfer from Reserve Fund	65,682.55
Transfer from Pre-Funding Account	—
Optional Note Redemption Prepayment Amount	—

Total Available Funds		30,874,366.24

Distributions:
Trustee Fees	—
Servicing Fees	313,501.56
Class A Noteholders’ Accrued Note Interest	2,947,658.96
Shortfall - Class A Noteholders’ Accrued Note Interest	—
First Allocation of Principal	—
Class B Noteholders’ Accrued Note Interest	124,641.90
Shortfall - Class B Noteholders’ Accrued Note Interest	—
Second Allocation of Principal	25,779,434.72
Deposit/(Release) to/from Reserve Account, to Required Level	—
Other Amounts Due to the Trustees	—
Optional Note Redemption Amount Prepayment Amount / EOD Prin Payment	—
Distribution to the Equity Certificate Holder	1,709,129.10

Total Distributions		30,874,366.24

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

Beginning of Period Aggregate Principal Balance		752,403,749.79
Purchase of Subsequent Receivables		0.00
Monthly Principal Amounts
Regular Principal Received	15,569,579.53
Prepaid Principal Received	10,228,377.46
Defaulted Receivables	554,700.65
Principal Portion of Repurchased Receivables	19,876.22
Cram Down Losses and other non-cash adjustments	289.38
Total Monthly Principal Amounts		26,372,823.24
End of Period Aggregate Receivables Balance		726,030,926.55
Pool Factor (End of period Aggregate Receivables Balance / Original Pool Balance)		0.709695

RECONCILIATION OF PRE-FUNDING ACCOUNT:

Beginning of Period Pre-Funding Account Balance		0.00
Purchase of Subsequent Receivables	0.00
Investment Earnings	0.00
Investment Earning Transfer to Collection Account	0.00
Payment of Mandatory Prepayment Amount	0.00
End of Period Pre-Funding Account Balance		0.00

RECONCILIATION OF RESERVE ACCOUNT:

Beginning of Period Reserve Account Balance		15,048,075.00
Deposits to Reserve Account - Subsequent Fundings		0.00
Subtotal		15,048,075.00

Reserve Account Requirement	14,520,618.53
Reserve Acount Shortfall / (Excess)	(527,456.47)

Deposit to Reserve Fund, to Required Level		0.00
Release from Reserve Account		527,456.47
End of Period Reserve Account Balance		14,520,618.53

Change in Reserve Account Balance from Prior Period		(527,456.47)

EOP Shortfall		0.00

PREFUNDED LOANS

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance

Initial Purchase	51,211	03/02/2006	03/09/2006	$864,767,160.76

Subsequent Purchase #1	9,994	04/23/2006		$158,250,977.65

Subsequent Purchase #2	0			$0.00

Subsequent Purchase #3	0			$0.00

Total	61,205			$1,023,018,138.41

ASSET PERFORMANCE

	Cumulative	Current
Monthly Period And Cumulative Number of Receivables Calculation:
Beginning Number of Receivables	51,211	51,482
Number of Subsequent Receivables Purchased	9,994	0
Number of Receivables Defaulted During Period	218	42
Number of Receivables Purchased During Period	52	2
Number of Receivables Paid-Off During Period	10,563	1,066
Ending Number of Receivables	50,372	50,372

	Initial	Total, Incl. Subseq. Additions	Prev. Month	Current
Statistical Data (Current and Historical):
Weighted Average APR of the Receivables	7.02%	7.08%	7.02%	7.01%
Weighted Average Remaining Term of the Receivables	57.09	57.11	49.97	49.09
Weighted Average Original Term of the Receivables	60.59	60.60	60.59	60.59
Average Receivable Balance	16,886.36	16,714.62	14,614.89	14,413.38

	Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
31-60 days	257	3,600,655	0.50%
61-90 days	66	983,331	0.14%
over 90 days	52	898,927	0.12%
Receivables with Scheduled Payment Delinquent More Than 60 Days at the End of Period	118	1,882,259	0.26%

Delinquency Ratio:
Receivables with Scheduled Payment Delinquent More Than 60 Days at the End of Period	1,882,258.58
Repossessed Receivables with Scheduled Payment Delinquent Between 0 and 60 Days at the End of Period	64,973.28
Subtotal:	1,947,231.86
End of Period Current Principal Balance	726,030,926.55
Delinquency Ratio		0.27%

Current Net Charge-off Rate:
Receivables becoming Defaulted Receivables during period	554,700.65
Cram Down Losses occurring during period	289.38
Liquidation Proceeds collected during period	31,230.77
Net Losses during period	523,759.26
Monthly Annualized Net Charge-Off Ratio		0.85%

OFFICER’S CERTIFICATION

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Report as dated below.

OFFICERS’ CERTIFICATE

The undersigned hereby certifies that he or she is an Authorized Officer of Capital One Auto Finance, Inc. (the “Servicer”) and this Monthly Servicer Report complies with the requirements of, and is being delivered pursuant to, the Sale and Servicing Agreement dated as of March 9, 2006, as amended, by and among the Servicer, Capital One Prime Auto Receivables Trust 2006-1, as Issuer, Capital One Auto Receivables, LLC, as Seller, and The Bank of New York, as successor Indenture Trustee.

CAPITAL ONE AUTO FINANCE, INC.

as Servicer

By:	/s/ Steve Richter
Name:	Steve Richter
Title:	Assistant Vice President
Date:	1/10/2007